Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Line Items]
Term of restricted investments	185 days	185 days
Assets held in Trust Account	$ 402,501,008	$ 402,510,957
Adjustment to additional paid in capital stock issuance costs	$ 22,926,943	$ 22,926,943
Class of warrants or rights exercised		0
Private Placement Warrants [Member] | Sponsor [Member]
Accounting Policies [Line Items]
Class of warrant or right outstanding		733,333
Class of warrants or rights exercise price of warrant or right		$ 11.00
Class of warrants or rights number of shares called by each warrant or right		1
Private Placement Warrants [Member] | Redeemable Warrants [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share	17,429,167	17,429,167
Class A Common Stock Subject To Possible Redemption [Member]
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs	$ 997,322	$ 997,322
Redeemable warrant liability [Member]
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs	21,929,621	21,929,621
Minimum [Member]
Accounting Policies [Line Items]
Cash insured with federal deposit insurance corporation	250,000	250,000
US Government Corporations and Agencies Securities [Member]
Accounting Policies [Line Items]
Assets held in Trust Account	402,500,000	402,509,142
Interest Receivable On Government Securities [Member]
Accounting Policies [Line Items]
Assets held in Trust Account	$ 1,008	$ 1,815